Restructuring and Other Charges (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IKENA ONCOLOGY INC
Summary of Restructuring and Other Charges and Balance of Restructuring Liability Included in Accrued Employee Compensation
The Company’s restructuring and other charges and balance of its restructuring liability, which was included in accrued employee compensation, consisted of the following (in thousands):

	Three Months Ended June 30, 2025
	Employee Related Payments	Non-cash Compensation	Asset Impairments	Total
Accrued balance as of March 31, 2025	$198	$—	$—	$198
Expense	309	—	—	309
Payments	(167)	—	—	(167)
Non-cash	—	—	—	—

Accrued balance as of June 30, 2025	$340	$—	$—	$340

	Six Months Ended June 30, 2025
	Employee Related Payments	Non-cash Compensation	Asset Impairments	Total
Accrued balance as of December 31, 2024	$—	$—	$—	$—
Expense	1,568	176	—	1,744
Payments	(1,228)	—	—	(1,228)
Non-cash	—	(176)	—	(176)

Accrued balance as of June 30, 2025	$340	$—	$—	$340

The Company’s Restructuring and other charges and balance of its Restructuring liability, which was included in accrued employee compensation, consisted of the following for the year ended December 31, 2024 (in thousands):

	Year Ended December 31, 2024
	Employee Related Payments	Non-cash Compensation	Asset Impairments	Total
Accrued balance at December 31, 2023	$—	$—	$—	$—
Expense	3,414	263	742	4,419
Payments	(3,414)	—	—	(3,414)
Non-cash	—	(263)	(742)	(1,005)

Accrued balance at December 31, 2024	$—	$—	$—	$—